Document and Entity Information	12 Months Ended
Apr. 29, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	PATTERSON COMPANIES, INC.
Entity Central Index Key	0000891024